Long-Term Debt (Long-Term Debt) (Detail) - Successor - USD ($) $ in Millions	Sep. 30, 2017	Dec. 31, 2016	Oct. 03, 2016
Debt Instrument [Line Items]
Long-term debt, including amounts due currently	$ 4,584	$ 4,623
Long-term debt due currently	(44)	(46)	$ (8)
Long-term debt, less amounts due currently	4,540	4,577	3,627
Unamortized Debt Issuance Expense		(20)
Vistra Operations Credit Facility [Member]
Debt Instrument [Line Items]
Long-term debt, including amounts due currently			$ 3,387
Vistra Operations Credit Facility [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Long-term debt, including amounts due currently	4,484	4,515
Debt Instrument, Unamortized Premium	22	25
Debt Instrument, Unamortized Discount	2	2
Unamortized Debt Issuance Expense	7	8
PrefCo Mandatorily Redeemable Preferred Stock [Member] | Mandatorily Redeemable Preferred Stock [Member]
Debt Instrument [Line Items]
Long-term debt, including amounts due currently	70	70
Building Financing 8.82% due semiannually through February 11, 2022 [Member] | Construction Loans [Member]
Debt Instrument [Line Items]
Long-term debt, including amounts due currently	$ 30	36
Debt Instrument, Interest Rate, Stated Percentage	8.82%
Capital Lease Obligations [Member] | Capital Lease Obligations [Member]
Debt Instrument [Line Items]
Long-term debt, including amounts due currently	$ 0	$ 2